Inventories	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Inventories
3	Inventories

The components of inventories as of March 31, 2016 and 2017 are as follows:

	2016	2017
	$ in thousands	$ in thousands

Raw materials	684	442
Work in progress	430	317
Finished goods	709	259

	1,823	1,018

During the fiscal years ended March 31, 2015, 2016 and 2017, based upon material composition and expected usage, provisions for inventories of approximately $687,000, $30,000 and $156,000, respectively, were charged to the consolidated statements of operations under cost of sales.